New standards and interpretations not yet adopted	12 Months Ended
Dec. 31, 2017
New standards and interpretations not yet adopted
New standards and interpretations not yet adopted

4.            New standards and interpretations not yet adopted:

IFRS 15 - Revenue from Contracts with Customers

In May 2014, the IASB issued IFRS 15 - Revenue from Contracts with Customers, which supersedes IAS 18 - Revenue, IAS 11 - Construction Contracts and other interpretive guidance associated with revenue recognition. IFRS 15 provides a single, principles-based five-step model to be applied to all contracts with customers to determine how and when an entity should recognize revenue. The standard also provides guidance on whether revenue should be recognized at a point in time or over time as well as requirements for more informative, relevant disclosures. IFRS 15 is effective for annual periods beginning on or after January 1, 2018 with earlier adoption permitted. The Company has established an implementation plan and intends to adopt IFRS 15 in its financial statements for the annual period beginning on January 1, 2018 and apply IFRS 15 retrospectively to prior periods.

The Company is continuing to assess the transition impact of adopting IFRS 15 on its consolidated financial statements.  This includes finalizing the evaluation of (i) recognition and measurement of all significant construction and service contracts in place, including contracts acquired in the DigitalGlobe acquisition or subsequently entered into by DigitalGlobe entities (note 9); (ii) company policies and business practice; (iii) internal controls; and (iv) significant judgments and estimations required.

While the Company continues to assess all potential impacts of the new revenue recognition standard, it currently believes the most significant impact will relate to its method of accounting for contract loss provisions.  A contract with a customer will be considered onerous and a loss provision will be recognized only if it becomes probable that the total estimated direct costs of the contract, excluding allocated overheads, exceeds total contract revenues.  Currently, the Company recognizes a contract loss provision if it becomes probable that total contract costs, including allocated overheads, exceeds total contract revenues.  The impact of this change in accounting policy, when adopted, would decrease the frequency and amount of contract loss provisions recognized.

The Company expects that the significant majority of long-term construction and service contracts currently accounted for under the percentage-of-completion method will meet the requirements for revenue recognition over time under IFRS 15, and the Company will continue to apply a costs incurred to expected total cost model.

The Company is currently quantifying the transition impact and compiling the disclosures required for transition to IFRS 15.  The Company will present its 2018 first quarter financial statements under this new standard.

IFRS 9 - Financial Instruments

In July 2014, the IASB issued IFRS 9 - Financial Instruments, which replaces the earlier versions of IFRS 9 (2009, 2010, and 2013) and completes the IASB’s project to replace IAS 39 - Financial Instruments: Recognition and Measurement.  IFRS 9 includes a logical model for classification and measurement of financial assets; a single, forward-looking ‘expected credit loss’ impairment model and a substantially-reformed approach to hedge accounting to better link the economics of risk management with its accounting treatment.  IFRS 9 is effective for annual periods beginning on or after January 1, 2018 and must be applied retrospectively with some exemptions.

For hedge accounting, IFRS 9 allows companies to continue to use the existing requirements under IAS 39 rather than adopting the new requirements of IFRS 9 until IASB finalizes its macro hedge accounting project. As permitted, the Company has elected to not adopt the IFRS 9 hedge accounting requirements on January 1, 2018 and will retain the IAS 39 hedge accounting requirements.

Other than hedge accounting requirements, the Company will adopt the standard on January 1, 2018 using the modified retrospective application method, under which 2017 comparatives are not restated and a cumulative catch up adjustment is recorded on January 1, 2018, for any differences identified including adjustments to opening retained earnings balances.  The Company has analyzed the impact of adopting IFRS 9 and anticipates that there will not be any material changes as a result of adopting this new standard.

IFRS 16 - Leases

In January 2017, the IASB issued IFRS 16 - Leases, which supersedes IAS 17 - Leases. IFRS 16 establishes principles for the recognition, measurement, presentation and disclosure of leases. The standard establishes a single model for lessees to bring leases on-balance sheet while lessor accounting remains largely unchanged and retains the finance and operating lease distinctions. IFRS 16 is effective for annual periods beginning on or after January 1, 2019 with earlier adoption permitted, but only if also applying IFRS 15 - Revenue from Contracts with Customers. The Company is currently evaluating the impact of IFRS 16 on its financial statements and does not intend to early adopt the standard.

Amendments to IFRS 2 - Share-based Payment

In June 2017, the IASB issued amendments to IFRS 2 - Share-based Payment, clarifying how to account for certain types of share-based payment transactions. The amendments provide requirements on the accounting for: the effects of vesting and non-vesting conditions on the measurement of cash-settled share-based payments; share-based payment transactions with a net settlement feature for withholding tax obligations; and a modification to the terms and conditions of a share-based payment that changes the classification from cash-settled to equity-settled. The amendments to IFRS 2 are effective prospectively for annual periods beginning on or after January 1, 2018 with earlier adoption permitted. Retrospective or earlier adoption permitted, if information is available without the use of hindsight. The Company intends to adopt the amendments to IFRS 2 in its financial statements for the annual period beginning on January 1, 2018. The Company is currently evaluating the impact of the amendments to IFRS 2 on its financial statements.

IFRIC 22 Foreign Currency Transactions and Advance Consideration

In December 2017, the IASB issued IFRIC 22 Foreign Currency Transactions and Advance Consideration. The interpretation clarifies which date should be used for translation when accounting for transactions in a foreign currency that include the receipt or payment of advance consideration. IFRIC 22 is effective for annual periods beginning on or after January 1, 2018 with earlier adoption permitted. The Company is currently evaluating the impact of IFRIC 22 on its financial statements.